Line Of Credit (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 02, 2016	Jan. 03, 2015
Line Of Credit [Abstract]
Credit facility	$ 75,000
Reduction in available borrowing limit	4,153	$ 4,575
Outstanding debt	$ 0	$ 0
Line of credit facility, maturity date	2016-04